Income taxes - Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets and liabilities [abstract]
Deferred tax assets	$ 21,284	$ 19,291
Deferred tax liabilities	(27,533)	(24,820)
Net asset (liability)	(6,250)	(5,530)	$ (5,367)	$ (5,213)
Tax losses carried forward [member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	4,676	5,173
Deferred tax liabilities	0	0
Net asset (liability)	4,676	5,173
Property, plant and equipment and intangible assets [Member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	905	369
Deferred tax liabilities	(26,607)	(24,115)
Net asset (liability)	(25,701)	(23,746)
Asset retirement obligation [member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	11,205	9,397
Deferred tax liabilities	0	0
Net asset (liability)	11,205	9,397
Lease liabilities [member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	1,869	1,898
Deferred tax liabilities	(4)	0
Net asset (liability)	1,865	1,898
Pensions [member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	787	733
Deferred tax liabilities	(11)	(13)
Net asset (liability)	777	720
Derivatives [member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	30	108
Deferred tax liabilities	(236)	(119)
Net asset (liability)	(206)	(11)
Other [Member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	1,811	1,612
Deferred tax liabilities	(676)	(573)
Net asset (liability)	$ 1,135	$ 1,040